Performance Management - Capital Appreciation Portfolio	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund has not yet commenced operations and thus does not have a full calendar year of performance. As such, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the broad-based market index the S&P 500.

Performance Information Illustrates Variability of Returns [Text]	A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the broad-based market index the S&P 500.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and thus does not have a full calendar year of performance.